Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Allowance for Loan Losses [Roll Forward]
Beginning Balance	$ 16,136	$ 18,043
Charge-offs	(2,066)	(5,680)
Recoveries	48	733
Provisions	1,462	3,040
Ending Balance	15,580	16,136
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			$ 1,251	$ 2,489
Allowances for loan losses, Collectively evaluated for impairment			14,329	13,647
Allowance for loan losses	16,136	18,043	15,580	16,136
Loans, Individually evaluated for impairment			36,405	42,222
Loans, Collectively evaluated for impairment			815,548	716,279
Total Loans			851,953	758,501
Commercial
Allowance for Loan Losses [Roll Forward]
Beginning Balance	952	1,679
Charge-offs	(76)	(1,554)
Recoveries	8	121
Provisions	304	706
Ending Balance	1,188	952
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			138	67
Allowances for loan losses, Collectively evaluated for impairment			1,050	885
Allowance for loan losses	952	1,679	1,188	952
Loans, Individually evaluated for impairment			159	1,183
Loans, Collectively evaluated for impairment			26,615	25,957
Total Loans			26,774	27,140
Consumer
Allowance for Loan Losses [Roll Forward]
Beginning Balance	275	262
Charge-offs	(6)	(1)
Recoveries	0	0
Provisions	(33)	14
Ending Balance	236	275
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			0	0
Allowances for loan losses, Collectively evaluated for impairment			236	275
Allowance for loan losses	275	262	236	275
Loans, Individually evaluated for impairment			107	0
Loans, Collectively evaluated for impairment			16,613	18,476
Total Loans			16,720	18,476
Unallocated
Allowance for Loan Losses [Roll Forward]
Beginning Balance	0	0
Charge-offs	0	0
Recoveries	0	0
Provisions	0	0
Ending Balance	0	0
Loans and Allowances for Loan Losses [Abstract]
Allowance for loan losses	0	0	0	0
Residential | Real Estate | Real Estate Construction
Allowance for Loan Losses [Roll Forward]
Beginning Balance	247	316
Charge-offs	0	(238)
Recoveries	0	0
Provisions	21	169
Ending Balance	268	247
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			0	0
Allowances for loan losses, Collectively evaluated for impairment			268	247
Allowance for loan losses	247	316	268	247
Loans, Individually evaluated for impairment			0	0
Loans, Collectively evaluated for impairment			8,825	7,750
Total Loans			8,825	7,750
Commercial | Real Estate | Real Estate Construction
Allowance for Loan Losses [Roll Forward]
Beginning Balance	2,501	3,015
Charge-offs	(1,081)	(2,745)
Recoveries	0	0
Provisions	1,076	2,231
Ending Balance	2,496	2,501
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			155	1,149
Allowances for loan losses, Collectively evaluated for impairment			2,341	1,352
Allowance for loan losses	2,501	3,015	2,496	2,501
Loans, Individually evaluated for impairment			8,386	7,117
Loans, Collectively evaluated for impairment			50,083	38,128
Total Loans			58,469	45,245
Commercial – Owner Occupied | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	3,267	3,296
Charge-offs	0	0
Recoveries	1	66
Provisions	(1,186)	(95)
Ending Balance	2,082	3,267
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			498	73
Allowances for loan losses, Collectively evaluated for impairment			1,584	3,194
Allowance for loan losses	3,267	3,296	2,082	3,267
Loans, Individually evaluated for impairment			4,380	4,698
Loans, Collectively evaluated for impairment			119,518	167,342
Total Loans			123,898	172,040
Commercial – Non-owner Occupied | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	3,838	4,962
Charge-offs	(154)	(638)
Recoveries	0	398
Provisions	205	(884)
Ending Balance	3,889	3,838
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			226	486
Allowances for loan losses, Collectively evaluated for impairment			3,663	3,352
Allowance for loan losses	3,838	4,962	3,889	3,838
Loans, Individually evaluated for impairment			19,000	24,584
Loans, Collectively evaluated for impairment			249,123	231,887
Total Loans			268,123	256,471
Residential – 1 to 4 Family | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	4,802	4,156
Charge-offs	(704)	(504)
Recoveries	39	148
Provisions	779	1,002
Ending Balance	4,916	4,802
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			234	709
Allowances for loan losses, Collectively evaluated for impairment			4,682	4,093
Allowance for loan losses	4,802	4,156	4,916	4,802
Loans, Individually evaluated for impairment			4,065	4,284
Loans, Collectively evaluated for impairment			305,275	208,982
Total Loans			309,340	213,266
Residential – Multifamily | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	254	357
Charge-offs	(45)	0
Recoveries	0	0
Provisions	296	(103)
Ending Balance	505	254
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			0	5
Allowances for loan losses, Collectively evaluated for impairment			505	249
Allowance for loan losses	$ 254	$ 357	505	254
Loans, Individually evaluated for impairment			308	356
Loans, Collectively evaluated for impairment			39,496	17,757
Total Loans			$ 39,804	$ 18,113